Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2017
Property and equipment, net [Abstract]
Schedule of property and equipment, net
Property and equipment, net, consists of the following:

	As of December 31,
	2016	2017
	RMB	RMB

Electronic devices	48,432	79,729
Vehicle	3,209	4,872
Furniture and office equipment	8,576	15,078
Leasehold improvement	84,121	106,367
Machinery	11,325	17,684
Buildings	-	196,477

Total	155,663	420,207

Accumulated depreciation and amortization	(54,771)	(89,283)

Property and equipment, net	100,892	330,924